IMPAIRMENT OF LONG-TERM ASSETS	12 Months Ended
Dec. 31, 2012
IMPAIRMENT OF LONG TERM ASSETS [Abstract]
IMPAIRMENT OF LONG-TERM ASSETS
8. IMPAIRMENT OF LONG-TERM ASSETS

The Partnership continually monitors events and changes in circumstances that could indicate carrying amounts of long-lived assets may not be recoverable.

The Partnership incurred impairment charges in respect of unutilized parts originally ordered for the Golar Spirit FSRU conversion following changes to the original specifications. The impairment charge of $1.5 million reflected a lower recoverable amount for the year ended December 31, 2010. These assets were retained by Golar and were not transferred to the Partnership and therefore were eliminated from the Partnership's equity position as of April 13, 2011 (see Note 2).